Share-based compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation
Total	¥ 3,684	$ 527	¥ 4,225	¥ 11,574
Cost of revenue
Share-based compensation
Total			2	3
Research and development
Share-based compensation
Total	407	58	731	2,764
Sales and marketing
Share-based compensation
Total	1,323	189	138	850
General and administrative
Share-based compensation
Total	¥ 1,954	$ 280	¥ 3,354	¥ 7,957